Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Purchase commitments
Total	$ 45,351
Less than one year	45,351
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Capital commitments
Total	2,601
Less than one year	2,601
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Commitments to purchase equity securities
Total	6,000
Less than one year	6,000
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	$ 0